Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, as well as indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

September 30, 2021	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Public Warrants	24,193	—	—
Private Placement Warrants	—	—	12,363
Sponsor Shares	—	—	15,418

	$24,193	$—	$27,781

December 31, 2020	Quoted Prices in Active Markets	Significant Other Observable Input	Significant Other Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicate the fair value hierarchy level of the valuation techniques and inputs that the Company utilized to determine such fair value:

December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$508
Series C Preferred Stock Warrants	—	—	50

	$—	$—	$558

December 31, 2019	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Input (Level 2)	Significant Other Unobservable Inputs (Level 3)
	(in thousands)
Liabilities
Series B Preferred Stock Warrants	$—	$—	$1
Series C Preferred Stock Warrants	—	—	—

	$—	$—	$1

Warrants Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a summary of changes in the fair value of the Level 3 liabilities during the nine months ended September 30, 2021 and 2020:

	Bridge Notes	Consent Fee Liability	Sponsor Shares	Private Placement Warrants	Class A Common Stock Warrants	Preferred Stock Warrant Series B and C
	(in thousands)
Balance, January 1, 2021	$—	$—	$—	$—	$—	$558
Issuance of financial instruments carried at fair value	—	—	—	—	18,800
Liability recorded at fair value	77,033	2,715	17,659	14,902	—	—
Loss/(gain) from changes in fair value	64	(251)	(2,241)	(2,539)	19,529	1,568
Settlement (1)	(77,097)	(2,464)	—	—	(38,329)	(2,126)

Balance, September 30, 2021	$—	$—	$15,418	$12,363	$—	$—

The following is a summary of changes in the fair value of the Level 3 warrants liabilities for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Balance at the beginning of the year	$1	$542
Loss/(gain) from changes in fair value of the warrant liabilities	557	(541)

Balance at the e n d of the year	$558	$1

Promissory Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following is a summary of changes in the fair value of the Level 3 promissory notes for the year ended December 31, 2019:

December 31,
2019
(in thousands)
Balance at the beginning of the year	$24,000
Accrued interest	2,400
Realized gain on conversion of promissory notes	(4,113)

Balance at the conversion date, October 31, 2019	$22,287